Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities [Abstract]
Schedule of payable and accrued liabilities	2023 2022 Trade payables $ 388,902 $ 249,962 Non-trade payables 108,856 65,182 Payables due to related parties [note 25] 79,792 59,570 Total $ 577,550 $ 374,714